Document and Entity Information	6 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Document Type	6-K
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	Evaxion Biotech A/S
Entity Central Index Key	0001828253
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Amendment Flag	false